LEASES (Tables)	9 Months Ended
Sep. 30, 2012
Leases [Abstract]
Future minimum rental payments
The future minimum rental payments under the Company's non-cancellable operating leases are as follows:

(in thousands of $)
Year ending September 30,
2013	12,539
2014	1,924
2015	1,636
2016	519
2017	147
Thereafter	—
Total minimum lease payments	16,765

Schedule of minimum future revenues on bareboat charters
The minimum future revenues to be received on time and bare boat charters which are accounted for as operating leases and other contractually committed income as of September 30, 2012 are as follows:

(in thousands of $)
Year ending September 30,
2013	90,459
2014	26,155
2015	—
2016	—
2017	—
Thereafter	—
Total minimum lease payments	116,614